Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share
Components of number of shares and loss computation of loss per share
	Year ended December 31,
	2017		2016		2015
	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
	In thousands	NIS in thousands	In thousands	NIS in thousands	In thousands	NIS in thousands

Number of shares and loss used in the computation of basic and diluted loss per share	32,525	17,311	26,693	26,532	22,953	18,726